General (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Apr. 02, 2013	Mar. 18, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2013	Dec. 31, 2009	May 10, 2013 Telrad [Member]	Feb. 21, 2013 Telrad [Member]	Dec. 31, 2012 Wavion [Member] county	Nov. 30, 2011 Wavion [Member]	Nov. 23, 2011 Wavion [Member]	May 10, 2013 Maximum [Member] Telrad [Member]
Decline in sales			$ 22,324
Accumulated losses			388,905	332,996
Net loss			55,909	33,822	98,479
Decrease in cash flow			48,018	3,510	7,783
Cash and cash equivalents			9,769	57,787	61,297		69,080
Outstanding credit line			10,999	12,813
Consideration agreement			6,100					4,000	6,100
Consideration payment installment received								1,350
Performance based milestone payments									6,000				7,700
Reverse stock split ratio		1:10
Number of shares received per every 10 shares held	1
Number of shares exchanged per every share	10
Number of shares outstanding after reverse split	6,300,000
Shares, Outstanding						63,000,000
Number of countries in which the entity operates										75
Purchase price of acquisition												28,433
Amount in escrow allocated to employee retention after acquisition												785
Prepaid balance for employee retention, long term										171
Goodwill recorded during acquisition											13,087	13,087
Acquisition related expenses												1,122
Maximum consideration payments for acquired intellectual property			$ 8,500	$ 8,500